Contingent liabilities and contingent assets (Tables)	6 Months Ended
Dec. 31, 2024
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	80,360	30,597	110,957
International appearances	1,126	1,599	2,725
Awards	21,846	—	21,846
Other	887	—	887
	104,219	32,196	136,415